Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity
The Company’s restated certificate of incorporation authorizes the issuance of up to 500,000,000 shares of common stock and up to 5,000,000 shares of preferred stock, each having a par value of $0.0001 per share. All holders of common stock are entitled to one vote per share. Upon the issuance of preferred stock, if any, the voting, dividend and liquidation rights of the holders of the common stock will be subject to and qualified by the rights of the holders of the preferred stock. Preferred stock may be issued from time to time in one or more series. The Company's board of directors has the authority to establish voting powers, designations, preferences and other special rights, including dividend rights and liquidation preferences, to the full extent permitted by law for each series of preferred stock that may be issued.
There were no shares of preferred stock issued or outstanding as of December 31, 2018 and 2019.